Prepayments and other current assets	12 Months Ended
Dec. 31, 2016
Prepayments and other current assets [Abstract]
Prepayments and other current assets
6. Prepayments and other current assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	1,095,918	1,368,964	197,172
Interest income receivable	20,002	33,545	4,831
Prepayment for advertising expenses	92,339	36,736	5,291
Others	77,348	193,084	27,810
Total	1,285,607	1,632,329	235,104

The Group recognized a provision for other current assets of nil, nil and RMB25,622 for the year ended December 31, 2014, 2015 and 2016, respectively.